Leases - Amounts recognized in statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash outflow related to lease liabilities	$ 1,889.3	$ 2,524.1	$ 2,063.0